NEWBUILDINGS - Narrative (Details)	6 Months Ended
	Jun. 30, 2020 large_range_2_tanker suezmaxTankerVesselType	Jun. 30, 2020 veryLargeCrudeCarrier large_range_2_tanker
Property, Plant and Equipment [Line Items]
Number of newbuild vessels delivered	1	1
Number of newbuild vessels	4	4
August 2021 Delivery
Property, Plant and Equipment [Line Items]
Number of newbuild vessels	2	2
January and February 2021 Delivery
Property, Plant and Equipment [Line Items]
Number of newbuild vessels	2	2